Derivative Financial Instruments - Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges (Detail) $ in Thousands	Dec. 31, 2019 MXN ($) MMB	Dec. 31, 2018 MXN ($) MMB
Disclosure of detailed information about hedging instruments [line items]
Fair Value	$ (3,781,263)	$ 796,821
Interest Rate Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,189,338	14,147,084
Fair Value	(79,096)	228,909
Interest Rate Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,024,442	13,433,579
Fair Value	(9,181)	420,029
Cross Currency Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	37,742,553	37,742,553
Fair Value	3,116,439	(237,428)
Cross Currency Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		23,740,341
Fair Value		(4,154,665)
Cross Currency Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	12,419,108	12,971,158
Fair Value	(1,403,975)	(1,532,612)
Cross Currency Swaps Position Four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,548,319	4,750,499
Fair Value	316,373	419,983
Cross Currency Swaps Position Five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,432,394	15,073,938
Fair Value	(523,552)	(122,974)
Cross Currency Swaps Position Six [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	292,557,157	327,129,743
Fair Value	(5,606,276)	5,618,515
Cross Currency Swaps Position Seven [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,204,373	9,819,995
Fair Value	526,632	(2,573)
Cross Currency Swaps Position Eight [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,149,951	11,645,585
Fair Value	(9,852)	(294,745)
Cross currency swaps position nine [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	20,729,537	28,117,976
Fair Value	797,159	486,310
Currency Options Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	13,881,133	14,355,685
Fair Value	123,244	222,491
Currency options position two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	105,123,586	95,923,285
Fair Value	360,731	2,708,534
Currency options position three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	11,242,387	11,296,695
Fair Value	(81,137)	(232,636)
Currency options position four [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,116,252	7,315,424
Fair Value	(74,535)	(183,093)
Currency options position five [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	66,560,662	71,096,081
Fair Value	(1,223,283)	(2,543,075)
Natural Gas Swaps Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		(3,669)
Fair Value		136
Natural Gas Swaps Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,622
Fair Value		(94)
Natural Gas Options Position One [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		989
Fair Value		4
Natural Gas Options Position Two [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		(989)
Fair Value		(4)
Interest Rate Swaps Position Three [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	768,561	1,115,854
Fair Value	$ (10,954)	$ (4,192)
Crude oil options [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	85.05	111.68
Fair Value	$ (1,372,577)	$ 5,690,212
Futures [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	2.4	2.6
Fair Value	$ (124,835)	$ 441,954
Petroleum product swaps [member] | Exchange trade [member]
Disclosure of detailed information about hedging instruments [line items]
Volume | MMB	4.3	4.9
Fair Value	$ (318,410)	$ 760,603